ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 4 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expense consists of the following amounts:

	December 31, 2023	December 31, 2022
Accounts payable	$1,656,613	$1,735,764
Accrued expenses	780,708	775,100
	$2,437,321	$2,510,864

	December 31, 2023	December 31, 2022
Accounts payable – related party	$344,099	$332,432